Variable Interest Entity (Details)		1 Months Ended
	Jan. 13, 2022	Dec. 31, 2021	Dec. 30, 2021	Jun. 30, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)
Variable Interest Entity (Details) [Line Items]
Voting description			On December 30, 2021, three of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), Mios Pharmaceuticals Limited (“Mios”) and Scipio Life Sciences Limited (“Scipio”), issued Class A and Class B ordinary shares to various parties; for each such entity, each Class A ordinary share is entitled to 1 vote and 1 share of economic benefit of the respective company, while each Class B ordinary share is entitled to 10 votes and 0.001 share of economic benefit of the respective company.
Equity investment (in Dollars)				$ 0
Services fees					$ 3,205	$ 25,000
Line of credit facility description	On January 13, 2022, the Group entered a line of credit facility with Libra to provide up to a total $1 million in line of credit debt financing for its daily operation. The line of credit will mature on January 12, 2023, extendable for up to 3 years, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.
Libra [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage			97.27%
Voting percentage		31.51%
Mios [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage		97.93%
Voting percentage		36.17%
Scipio [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage		97.93%
Voting percentage		35.06%
Business Combination [Member] | Libra [Member]
Variable Interest Entity (Details) [Line Items]
Voting power owned percentage			48.33%
Business Combination [Member] | Mios [Member]
Variable Interest Entity (Details) [Line Items]
Voting power owned percentage			48.39%
Business Combination [Member] | Scipio [Member]
Variable Interest Entity (Details) [Line Items]
Voting power owned percentage			48.36%